Annual Fund Operating Expenses - Prudentials Gibraltar Fund - PRUDENTIALS GIBRALTAR FUND	Apr. 30, 2021
Operating Expenses:
Management Fees	0.55%
Distribution (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.62%